Summary Of Share Option Activity (Detail) (USD $)	0 Months Ended		12 Months Ended
	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at beginning of year			35,801,636	38,801,636	131,636
Granted	36,870,000	1,800,000			38,670,000
Exercised
Forfeited or expired			(3,840,000)	(3,000,000)
Outstanding at end of year			31,961,636	35,801,636	38,801,636
Exercisable			24,454,136
Vested and expected to vest			31,361,036
Weighted average exercise price per option
Outstanding at beginning of year			$ 0.279	$ 0.258	$ 1.083
Granted	$ 0.254	$ 0.272			$ 0.255
Exercised
Forfeited or expired			$ 0.254	$ 0.254
Outstanding at end of year			$ 0.258	$ 0.279	$ 0.258
Exercisable			$ 0.260
Vested and expected to vest			$ 0.259
Weighted average remaining contractual life
Outstanding			7 years 6 months
Exercisable			7 years 6 months
Vested and expected to vest			7 years 6 months
Aggregate intrinsic Value
Outstanding at January 1, 2013
Exercised
Outstanding
Exercisable
Vested and expected to vest